Revenue from Contracts with Customers - Schedule of Disaggregated Revenues (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Disaggregated Revenues [Line Items]
Revenue	¥ 1,097,353,393	$ 156,919,448	¥ 1,343,440,196	¥ 1,627,257,689
Leased and operated revenues [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	488,174,353	69,808,004	596,640,639	787,814,342
Leased and operated revenues [Member] | Hotel [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	381,361,912	54,534,028	437,521,898	490,924,060
Leased and operated revenues [Member] | Restaurant [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	106,812,441	15,273,976	159,118,741	296,890,282
Franchise and managed revenues [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	534,451,868	76,425,600	635,360,312	705,244,948
Franchise and managed revenues [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	534,451,868	76,425,601	635,360,312	705,244,948
Franchise and managed revenues [Member] | Hotel [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	528,472,018	75,570,493	625,072,856	696,321,236
Franchise and managed revenues [Member] | Restaurant [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	5,979,850	855,107	10,287,456	8,923,712
Wholesales and others [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	¥ 74,727,172	$ 10,685,844	¥ 111,439,245	¥ 134,198,399